Subsequent events	6 Months Ended
Jun. 30, 2026
Disclosure of Subsequent Events [Abstract]
Subsequent events
Note 16 - Subsequent events
Management has evaluated events subsequent to June 30, 2026 and through September 3, 2026, the date these Unaudited Condensed Consolidated Interim Financial Statements were authorized for issuance by the Board of Directors. The following events which occurred subsequent to June 30, 2026 merited disclosure in these Unaudited Condensed Consolidated Interim Financial Statements. Management determined that no adjustments were required to the figures presented as a result of these events.
•On August 21, 2026, Polestar repaid principal and interest amounts due on its maturing working capital loan for ¥1,104.5 million with Bank of China. This loan carried an interest rate of 2.4% per annum due quarterly.
•On August 21, 2026, Polestar repaid principal and interest amounts due on its maturing working capital loan for ¥980.0 million with China CITIC Bank (CITIC). This loan carried an interest rate of 2.4% per annum due quarterly.